SIGNIFICANT ACCOUNTING POLICIES (Summary of Fair Value Assumptions) (Details) - Employee Stock Option [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	53.00%	52.00%	61.00%
Risk-free interest	1.82%	1.29%	1.24%
Expected life (in years)	5 years 3 months 18 days	4 years	4 years